May 21, 2008

Supplement

SUPPLEMENT DATED MAY 21, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY SERIES FUNDS
MORGAN STANLEY DIVERSIFIED LARGE CAP EQUITY FUND
MORGAN STANLEY DIVERSIFIED INTERNATIONAL EQUITY FUND
Dated October 2, 2007

The second, third and fourth paragraphs of the section of the Prospectus entitled ‘‘Morgan Stanley Diversified Large Cap Equity Fund and Morgan Stanley Diversified International Equity Fund — Fund Management’’ is hereby deleted and replaced with the following:

Each Fund is managed within the Systematic Strategies team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Funds is Feng Chang, a Managing Director of the Investment Adviser.

Mr. Chang has been associated with the Investment Adviser in an investment management capacity since August 2004 and began managing each Fund at its inception in October 2007. Prior to August 2004, Mr. Chang was a senior research analyst at Citigroup Asset Management.

The Funds’ Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds.

The Morgan Stanley Diversified International Equity Fund is no longer offering its shares to new investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DLESPT 1

May 21,2008

Supplement

SUPPLEMENT DATED MAY 21, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SERIES FUNDS
MORGAN STANLEY DIVERSIFIED LARGE CAP EQUITY FUND
MORGAN STANLEY DIVERSIFIED INTERNATIONAL EQUITY FUND
Dated October 2, 2007

The sections of the Funds’ Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers’’ and ‘‘G. Fund Management — Securities Ownership of Portfolio Managers’’ is hereby revised to remove the references to Sandip Bhagat.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.